Long-Term Borrowings	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Long-Term Borrowings
10.
LONG-TERM BORROWINGS

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
	(in thousands)
Long-term borrowings.	57,875	—	—
Less: Current portion of long-term borrowings.	(57,875)	—	—
Total	—	—	—

In October 2020, the Group entered into secured loan agreements with East West Bank and SPD Silicon Valley Bank, pursuant to which the Group is entitled to borrow RMB68.0 million and RMB60.0 million, respectively, for its general working capital purposes. The Group drew down RMB68.0 million from East West Bank with a fixed annual interest rate of 4.15% and RMB60.0 million from SPD Silicon Valley Bank with a fixed annual interest rate of 4.75%. Principal repayments are due in monthly installments until the loan matures in October and November 2022. The repayment of the loans are guaranteed by the Founder of the Group and fully repaid as of December 31, 2022.